Share-Based Compensation - Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of Share options
Beginning balance (in shares) | shares	21,749,558	22,286,278
Granted (in shares) | shares	14,956,321	995,409
Forfeited (in shares) | shares	(532,634)	(1,532,129)
Ending balance (in shares) | shares	6,260,603	21,749,558
Exercisable (in shares) | shares	4,873,406
Weighted average exercise price per Share
Beginning balance (in dollars per share) | $ / shares	$ 10.03	$ 10.04
Granted (in dollars per share) | $ / shares	10.00	10.00
Forfeited (in dollars per share) | $ / shares	10.00	10.00
Ending balance (in dollars per share) | $ / shares	10.02	$ 10.03
Exercisable (in dollars per share) | $ / shares	$ 10.02